Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Receivable from contracts with customers	$ 63,674	$ 64,923
Accrued income	15,590	17,765
Accrued interest	1,376	750
Deferred charges	18,487	39,734
Deferred fulfillment costs	0	2,140
Receivable from contracts with customers - TI Pool	122,429	161,737
Other receivables	16,714	18,677
Lease receivables	1,511	0
Derivatives	3,591	0
Total trade and other receivables	$ 243,372	$ 305,726	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.